Commitments and contingencies: (Tables)	12 Months Ended
Mar. 31, 2011
Assets Covered Under Capital Leases

Assets covered under capital leases at March 31, 2010 and 2011 were as follows:

	Millions of yen
Class of property	2010	2011
Machinery, vessels and tools	¥11,269	¥13,360
Less: Accumulated depreciation and amortization	(7,777)	(8,802)

Total	¥3,492	¥4,558

Future Minimum Lease Payments by Year Under Capital Leases Together with the Present Value of the Net Minimum Lease Payments

Future minimum lease payments by year under capital leases together with the present value of the net minimum lease payments as of March 31, 2011 were as follows:

Year ending March 31,	Millions of yen
2012	¥4,355
2013	2,246
2014	1,229
2015	682
2016	255
Thereafter	37

Total minimum lease payments	8,804
Less: Amount representing interest	(464)

Present value of net minimum lease payments	8,340
Less: Amounts representing estimated executory costs	(1,043)

Net minimum lease payments	7,297
Less: Current obligation	(3,663)

Long-term capital lease obligations	¥3,634

The Minimum Rental Payments Required Under Operating Leases that have Initial or Remaining Non-Cancellable Lease Terms in Excess of One Year

The minimum rent payments required under operating leases that have initial or remaining non-cancellable lease terms in excess of one year as of March 31, 2011 were as follows:

Year ending March 31,	Millions of yen
2012	¥2,874
2013	2,144
2014	1,780
2015	1,642
2016	1,592
Thereafter	10,015

Total minimum rent payments	¥20,047

Total Rental Expense for All Operating Leases Except Those With Terms of 1 Month or Less that were Not Renewed

Total rent expense for all operating leases except those with terms of 1 month or less that were not renewed for the years ended March 31, 2009, 2010 and 2011 were as follows:

	Millions of yen
	2009	2010	2011
Rent expense	¥67,954	¥68,673	¥62,666